American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2022

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.8%
Equity Growth Fund Investor Class	3,018,764	81,265,125
Focused Dynamic Growth Fund Investor Class	652,162	27,612,518
Focused Large Cap Value Fund Investor Class	16,678,461	166,284,258
Growth Fund Investor Class	1,747,390	72,883,640
Heritage Fund Investor Class	4,271,089	82,474,730
Mid Cap Value Fund Investor Class	7,623,405	126,396,056
NT Disciplined Growth Fund Investor Class	2,383,209	30,838,721
Small Cap Growth Fund Investor Class	2,315,169	39,612,548
Small Cap Value Fund Investor Class	4,680,410	45,493,590
Sustainable Equity Fund Investor Class	3,974,414	162,156,099
		835,017,285
Domestic Fixed Income Funds — 27.8%
Core Plus Fund Investor Class	28,747,053	289,195,357
Inflation-Adjusted Bond Fund Investor Class	8,424,532	103,284,762
NT High Income Fund Investor Class	3,601,174	32,374,555
Short Duration Fund Investor Class	8,389,802	84,065,812
Short Duration Inflation Protection Bond Fund Investor Class	1,993,542	21,649,862
		530,570,348
International Equity Funds — 19.2%
Emerging Markets Fund Investor Class	6,526,103	70,677,692
Global Real Estate Fund Investor Class	1,519,104	21,085,163
International Growth Fund Investor Class	9,220,535	105,851,742
International Small-Mid Cap Fund Investor Class	3,526,811	34,668,555
International Value Fund Investor Class	10,814,656	82,299,530
Non-U.S. Intrinsic Value Fund Investor Class	5,792,287	51,203,815
		365,786,497
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	4,325,297	38,970,925
Global Bond Fund Investor Class	10,609,265	99,939,275
International Bond Fund Investor Class	3,302,381	37,614,118
		176,524,318
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,762,207,445)		1,907,898,448
OTHER ASSETS AND LIABILITIES†		442
TOTAL NET ASSETS — 100.0%		$1,907,898,890

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$96,359	$20,294	$6,185	$(29,203)	$81,265	3,019	$2,247	$20,294
Focused Dynamic Growth Fund	39,180	885	657	(11,795)	27,613	652	584	885
Focused Large Cap Value Fund	220,154	37,183	48,291	(42,762)	166,284	16,678	7,576	37,183
Growth Fund	85,699	19,222	3,657	(28,381)	72,883	1,747	6,244	9,617
Heritage Fund	113,115	13,057	3,433	(40,264)	82,475	4,271	151	12,395
Mid Cap Value Fund	130,510	27,644	10,262	(21,496)	126,396	7,623	(22)	26,606
NT Disciplined Growth Fund	40,559	4,537	4,155	(10,102)	30,839	2,383	1,163	4,537
Small Cap Growth Fund	44,306	13,758	—	(18,451)	39,613	2,315	—	8,789
Small Cap Value Fund	44,742	7,235	—	(6,484)	45,493	4,680	—	3,612
Sustainable Equity Fund	202,036	4,597	20,187	(24,290)	162,156	3,974	7,230	4,597
Core Plus Fund	313,575	15,074	—	(39,454)	289,195	28,747	—	8,090
Inflation-Adjusted Bond Fund	109,086	3,531	2,227	(7,105)	103,285	8,425	148	3,531
NT High Income Fund	57,477	2,463	23,540	(4,026)	32,374	3,601	(1,347)	2,464
Short Duration Fund	83,312	4,655	—	(3,901)	84,066	8,390	—	1,206
Short Duration Inflation Protection Bond Fund	21,425	756	14	(517)	21,650	1,994	—	755
Emerging Markets Fund	57,299	36,458	—	(23,079)	70,678	6,526	—	716
Global Real Estate Fund(3)	49,224	6,639	23,675	(11,103)	21,085	1,519	5,778	6,639
International Growth Fund	117,251	31,434	—	(42,833)	105,852	9,221	—	16,986
International Small-Mid Cap Fund(4)	45,128	7,800	619	(17,641)	34,668	3,527	283	7,800
International Value Fund(3)	72,591	27,263	—	(17,554)	82,300	10,815	—	9,021
Non-U.S. Intrinsic Value Fund	53,664	5,056	—	(7,516)	51,204	5,792	—	2,401
Emerging Markets Debt Fund	41,929	3,750	—	(6,708)	38,971	4,325	—	1,068
Global Bond Fund	104,922	7,159	—	(12,142)	99,939	10,609	—	2,682
International Bond Fund	41,553	3,781	—	(7,720)	37,614	3,302	—	331
	$2,185,096	$304,231	$146,902	$(434,527)	$1,907,898	154,135	$30,035	$192,205
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.